Shareholder Report, Holdings (Details) - C000069418	Mar. 31, 2026
Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Trade Finance Agreements
Holdings [Line Items]
Percent of Net Asset Value	91.30%